Unlimited HFND Multi-Strategy Return Tracker ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

EXCHANGE TRADED FUNDS - 59.2%	Shares	Value
Invesco CurrencyShares Canadian Dollar Trust(a)	7,264	$524,243
Invesco DB Agriculture Fund	26,161	582,867
Invesco Senior Loan ETF(a)	134,143	2,803,588
iShares Convertible Bond ETF(a)	22,287	1,657,707
iShares Interest Rate Hedged High Yield Bond ETF	65,349	5,493,236
iShares J.P. Morgan EM High Yield Bond ETF(a)	34,805	1,228,791
iShares MSCI Australia ETF(a)	65,828	1,477,839
iShares MSCI Japan ETF	22,765	1,425,317
Materials Select Sector SPDR Fund	5,499	453,173
ProShares Investment Grade-Interest Rate Hedged ETF	15,651	1,189,633
Vanguard FTSE Emerging Markets ETF(a)	38,048	1,545,890
Vanguard Mid-Cap ETF(a)	7,934	1,731,675
Vanguard Total World Stock ETF(a)	42,952	4,235,496
WisdomTree Bloomberg U.S. Dollar Bullish Fund	19,926	543,781
TOTAL EXCHANGE TRADED FUNDS (Cost $24,087,920)		24,893,236

SHORT-TERM INVESTMENTS - 54.1%
Money Market Funds - 54.1%
First American Government Obligations Fund - Class X, 5.29%(b)	22,757,348	22,757,348
TOTAL SHORT-TERM INVESTMENTS (Cost $22,757,348)		22,757,348

TOTAL INVESTMENTS - 113.3% (Cost $46,845,268)		$47,650,584
Liabilities in Excess of Other Assets - (13.3)%		(5,588,396)
TOTAL NET ASSETS - 100.0%		$42,062,188

Percentages are stated as a percent of net assets.

(a)	All or a portion of security has been pledged as collateral for open securities sold short. The total value of assets committed as collateral as of November 30, 2023 is $8,915,570.
(b)	The rate shown represents the annualized seven-day effective yield as of November 30, 2023.

Unlimited HFND Multi-Strategy Return Tracker ETF
Schedule of Securities Sold Short
as of November 30, 2023 (Unaudited)

EXCHANGE TRADED FUNDS - (3.7)%	Shares	Value
Invesco CurrencyShares Japanese Yen Trust	(9,672)	$(605,661)
Vanguard Long-Term Treasury ETF	(16,776)	(959,755)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,783,103)		(1,565,416)

TOTAL SECURITIES SOLD SHORT (Proceeds $1,783,103)		$(1,565,416)

Summary of Fair Value Exposure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Unlimited HFND Multi-Strategy Return Tracker ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$24,893,236	$–	$–	$24,893,236
Money Market Funds	22,757,348	–	–	22,757,348
Total Investments	$47,650,584	$–	$–	$47,650,584

Investments Sold Short:
Exchange Traded Funds	$(1,565,416)	$–	$–	$(1,565,416)
Total Investments Sold Short	$(1,565,416)	$–	$–	$(1,565,416)